BUSINESS ACQUISITIONS (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 24, 2013	Dec. 31, 2014
Business Acquisition [Line Items]
Payment of royalty		$ 427,000
Change in fair value of contingent consideration		16,106
Semprae Laboratories Inc [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interests	100.00%
Outstanding Loan Amount Paid	$ 343,500
Loans Outstanding	$ 640,000
Shares issued for acquisition, shares	3,201,776
Shares issued for acquisition, value	$ 960,530
Percentage Of Issued And Outstanding Shares	15.00%
Net Sales Annual Royalty Percentage	5.00%
Business Acquisition Equity Interest Issued Or Issuable Fair Value Per Share	$ 0.30
Percentage Of Discount Rate	40.00%
Fair value of royalty		308,273
Change in fair value of contingent consideration	$ 324,000
Receivable, business acquisition		$ 60,000